Segments - Major Customers by Reporting Segments (Details) - Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Perfomex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	17.00%	14.00%	11.00%
Saudi Arabian Oil Company
Revenue, Major Customer [Line Items]
Percentage of contract revenues	14.00%	4.00%	0.00%
Eni Congo S.A.
Revenue, Major Customer [Line Items]
Percentage of contract revenues	14.00%	10.00%	0.00%
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	5.00%	11.00%	24.00%
CNOOC Petroleum Europe Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	0.00%	16.00%
Total
Revenue, Major Customer [Line Items]
Percentage of contract revenues	50.00%	39.00%	51.00%